Financial Risks - Summary of Credit Risk Exposure - Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ 11	€ 113	€ 58
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	54,677	50,354
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	3,295	2,961
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	9,101	9,219
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	19,443	18,411
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	20,732	17,547
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1,106	1,035
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	456	554
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	544	629
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	337	358
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	7	11
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	157	136
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	95	120
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	79	91
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	92	100
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1	1
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Purchased credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	91	99
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	53,957	49,571
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	3,295	2,961
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	9,100	9,217
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | A [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	19,443	18,410
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	20,724	17,534
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | BB [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	949	899
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	361	431
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | 12-month ECL [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	85	120
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	291	325
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | AA [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	1	2
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | B [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI		3
Financial assets measured at FVOCI - with recycling [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | CCC and lower [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	289	319
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(341)	(238)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(42)	(25)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(4)	(2)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	(187)	(147)
Financial assets measured at FVOCI - with recycling [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets measured at FVOCI	€ (108)	€ (64)